COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 23, 2025	Jun. 30, 2026	Mar. 31, 2026
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Underwriting discount aggregate number of shares entitled		200,000	200,000
Percentage of cash underwriting discount		1.75%	1.75%
Percentage of additional cash underwriting discount		4.00%	4.00%
Ordinary shares, price per share (in Dollars per share)		$ 10	$ 10
Financial Advisor Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
business combination registration statement filed date	30 days
Representative Shares [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Shares issued		200,000	200,000
Over-Allotment Option [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Underwriting discount aggregate number of shares entitled		230,000	230,000
Underwriting discount aggregate number of shares entitled, value (in Dollars)		$ 1,006,250	$ 1,006,250
IPO [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Underwriting discount aggregate number of shares entitled, value (in Dollars)		$ 875,000	$ 875,000
Maximum [Member] | Representative Shares [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Shares issued		30,000	30,000
Maximum [Member] | Over-Allotment Option [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Underwriting discount aggregate number of shares entitled		750,000	750,000
Common Class A [Member] | Financial Advisor Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Number of services shares issued	4,700,000